Eaton Vance Management

One Post Office Square

Boston, MA 02109

(617) 482-8260

www.eatonvance.com

July 10, 2024

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance California Municipal Bond Fund

Eaton Vance New York Municipal Bond Fund

Preliminary Proxy Materials Relating to 2024 Annual Meeting of Shareholders

Ladies and Gentlemen:

Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund (each, a “Fund,” and together, the “Funds”) are transmitting for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Funds’ joint preliminary proxy statement and the forms of proxy (collectively, the “Preliminary Proxy Materials”) relating to each Fund’s 2024 Annual Meeting of Shareholders (the “Annual Meeting”). Although each Fund is holding a separate meeting, the meetings will be held concurrently.

The Funds are filing the Preliminary Proxy Materials as a result of references contained therein to a potential “solicitation in opposition” (as defined in Rule 14a-6(a) of the Exchange Act) in connection with a notice from Saba Capital Master Fund, Ltd. stating that it intends to nominate two individuals as independent trustees for election to the Board of Trustees of each Fund at the Annual Meeting.

Please be advised that, in accordance with Rule 14a-6(d) of the Exchange Act, each Fund intends to release definitive proxy materials on or prior to July 23, 2024 by sending to its respective shareholders a definitive proxy statement and form of proxy.

Please direct any communications concerning the Preliminary Proxy Materials to Thomas R. Hiller of Ropes & Gray LLP at (617) 951-7439 or Thomas.Hiller@ropesgray.com.

Very truly yours,

/s/ Jill Damon

Jill Damon

cc:	Thomas R. Hiller, Ropes & Gray LLP

Sarah Clinton, Ropes & Gray LLP